Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated utilizing the straight-line method over the estimated useful lives of the respective assets:

Lab equipment	5 years
Computer equipment	5 years
Leasehold improvements	Lesser of useful life or lease term
Software	3-5 years
Furniture and fixtures	5 years
Office equipment	5 years

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities (shown below in common stock equivalent shares) were excluded from the computation of diluted weighted average common shares outstanding due to their anti-dilutive effect:

	SEPTEMBER 30,
	2017	2018
Convertible preferred stock	10,954,012	—
Warrants	19,931	113,943
Vested and unvested stock options	1,902,997	2,753,208

	12,876,940	2,867,151

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares outstanding as of December 31, 2016 and 2017, as they would be antidilutive:

	YEARS ENDED DECEMBER 31,
	2016	2017
Convertible preferred stock	8,263,377	11,439,752
Warrants	19,931	19,931
Vested and unvested stock options	508,328	1,979,306

	8,791,636	13,438,989

Summary of Calculation of Unaudited Pro Forma Basic and Diluted Net Loss Per Common Share

The following table summarizes the calculation of unaudited pro forma basic and diluted net loss per common share:

(In thousands except share and per share data)	2017
Pro forma net loss per common share (unaudited)
Numerator
Net loss attributable to common stockholders	$(26,554)
Pro forma adjustments to eliminate changes in fair value of preferred stock warrant liability	46

Net loss used to compute pro forma net loss per share	$(26,508)
Denominator
Weighted average of common shares outstanding	2,028,224